PROVISIONS - Additional Information (Details) - Close down and environmental remediation costs € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Average discount rate	0.28%
Change in discount rate	0.50%
Change in provision	€ 3
Expected provisions settlement period	40 years